CONSOLIDATED STATEMENTS OF Financial Position (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Trade accounts receivable, allowances	$ 1,968	$ 2,042
Treasury stock, shares	78,000	76,000
Common Stock
Common stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common stock, shares authorized	120,000,000	120,000,000
Common stock, shares issued	37,285,000	37,011,000
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	22,887,000	22,256,000